EMPLOYEES' RETIREMENT PLANS	12 Months Ended
Jul. 31, 2014
EMPLOYEES' RETIREMENT PLANS [Abstract]
EMPLOYEES' RETIREMENT PLANS

8. EMPLOYEES' RETIREMENT PLANS:

     The Company sponsors a non-contributory Money Purchase Plan covering substantially all of its non-union employees. Operations were charged $366,741, $350,536, and $334,152 as contributions to the Plan for fiscal years 2014, 2013 and 2012, respectively.

MULTI-EMPLOYER PLAN:

     The Company contributes to a union sponsored multi-employer pension plan covering its union employees. The Company contributions to the pension plan for the years ended July 31, 2014, 2013 and 2012 were $47,903, $37,501, and $29,628, respectively. Contributions and costs are determined in accordance with the provisions of negotiated labor contracts or terms of the plans. The Company also contributes to union sponsored health benefit plans.

     Information as to the Company's portion of accumulated plan benefits and plan assets is not reported separately by the pension plan. Under the Employee Retirement Income Security Act, upon withdrawal from a multi-employer benefit plan, an employer is required to continue to pay its proportionate share of the plan's unfunded vested benefits, if any. Any liability under this provision cannot be determined: however, the Company has not made a decision to withdraw from the plan.

Information for contributing employer's participation in the multi-employer plan:

Legal name of Plan:	United Food and Commercial Workers
Local 888 Pension Fund
Employer identification number:	13-1819138
Plan number:	002
Date of most recent Form 5500:	December 31, 2012
Certified zone status:	Critical Status
Status determination date:	January 1, 2012
Plan used extended amortization provisions in status calculation:	Yes
Minimum required contribution:	None
Employer contributing greater than 5% of Plan contributions for
year ended December 31, 2012:	Yes
Rehabilitation plan implemented:	Yes
Employer subject to surcharge:	Yes
Contract expiration date:	November 30, 2016